Basis of preparation and changes to the Company's accounting policies (Tables)	9 Months Ended
Sep. 30, 2022
Basis of preparation and changes to the Company' accounting policies
Schedule of exchange rates used for translation of financial statements

	For the Three Months		For the Nine Months
	Ended September 30,		Ended September 30,
	2022	2021	2022	2021
CHF/USD
Closing rate, USD 1	0.985	0.943	0.985	0.943
Weighted average exchange rate, USD 1	0.976	0.927	0.962	0.920